Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of income before income taxes as used for income tax purposes
Domestic	$ 969,790	$ 712,873	$ 560,395
Foreign	116,168	194,436	181,153
Total	1,085,958	907,309	741,548
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
Effect of State and local income taxes	2.40%	1.80%	2.10%
Effect of Investment vehicles	(2.10%)	(2.10%)	(1.90%)
Effect of ESOP IRS audit settlement			10.10%
Effect of Domestic production activities	(2.20%)	(1.90%)	(2.40%)
Effect of Other - net	(2.40%)	(2.40%)	(2.50%)
Effective tax rate	30.70%	30.40%	40.40%
Reconciliation of unrecognized tax
Balance at beginning of year	28,119	29,666	31,268
Additions based on tax positions related to the current year	3,480	3,760	2,807
Additions for tax positions of prior years	5,059	7,392	1,354
Reductions for tax positions of prior years	(3,378)	(6,583)	(3,339)
Settlements	(103)	(1,139)	(1,089)
Lapses of Statutes of Limitations	(2,180)	(4,977)	(1,335)
Balance at end of year	$ 30,997	$ 28,119	$ 29,666